Mergers, Acquisitions and Disposals (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Unaudited Pro Forma Financial Information
Unaudited pro forma financial data for the acquisitions, is as follow:

	Unaudited pro forma financial information for the year ended December 31, 2019
Total revenues	Ps.	516,496
Income before income taxes and share of the profit of equity accounted investees		33,823
Net income		29,516

Basic net controlling interest income per share Series “B”	Ps.	1.11
Basic net controlling interest income per share Series “D”		1.38

The following unaudited consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to (i) the acquisitions of Coca-Cola FEMSA and Caffenio as if these acquisitions has occurred on January 1, 2018; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired company.
Unaudited pro forma financial data for the acquisitions, is as follow:

	Unaudited pro forma financial information for the year ended December 31, 2018
Total revenues	Ps.	473,420
Income before income taxes and share of the profit of equity accounted investees		34,266
Net income		33,521

Basic net controlling interest income per share Series “B”	Ps.	1.22
Basic net controlling interest income per share Series “D”		1.52

The following unaudited consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to (i) the acquisition of Coca-Cola FEMSA Philippines as if this acquisition has occurred on January 1, 2017; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired company.
Unaudited pro forma financial data for the acquisition included, is as follow:

	Unaudited pro forma financial information for the year ended December 31, 2017
Total revenues	Ps.	462,112
Income before income taxes and share of the profit of equity accounted investees		39,917
Net income		37,311

Basic net controlling interest income per share Series “B”	Ps.	2.12
Basic net controlling interest income per share Series “D”		2.65

Summary of Income Statement of Discontinued Operations
For the years ended December 31, 2018 and 2017, the income statement of discontinued operations was as follows:

	2018		2017
Total revenues	Ps.	24,167	Ps.	20,524
Cost of goods sold		17,360		12,346

Gross profit		6,807		8,178
Operating expenses		5,750		6,865
Other expenses, net		7		134
Financial income, net		(185)		(64)
Foreign exchange gain, net		(73)		(22)

Income before income taxes		1,308		1,265
Income taxes		466		370

Net income for discontinued operations	Ps.	842	Ps.	895
Less: non-controlling interest in discontinued operations		391		469

Controlling interest in discontinued operations	Ps.	451	Ps	. 426

Accumulated currency translation effect for the subsidiary disposal		(811)		2,830

Gain from sale		3,335		—

Net income for subsidiary disposal – controlling interest		2,975		3,256

Net income from discontinued operations	Ps.	3,366	Ps.	3,725

Coca-Cola FEMSA [member]
Statement [LineItems]
Summary of Preliminary Estimate of Fair Value of Net Assets Acquired and Reconciliation of Cash Flows
The final allocation on the purchase prices to the fair value of the net assets acquired is as follows:

	2018
Total current assets (including cash acquired of Ps. 860)	Ps.	1,864
Total non-current assets		4,031
Distribution rights		1,715

Total assets		7,610

Total liabilities		(3,691)

Net assets acquired		3,649

Goodwill (1)		2,903

Total consideration transferred		6,552

Cash acquired		(860)

Net cash paid	Ps.	5,692

(1)
As a result of the purchase price allocation which was finalized in 2019, additional fair value adjustments from those recognized in 2018 have been recognized as follows: decrease in total non-current
assets amounted to Ps. 236, distribution rights of Ps. 2,887 and increase in goodwill of Ps. 2,903.

Summary of Selected Income Statement for Period from Acquisition Date
The income statement information of these acquisitions for the period from the acquisition date through to December 31, 2018 is as follows:

Income Statement	2018
Total revenues	Ps.	4,628
Income before income taxes		496
Net income	Ps.	413

Other acquisitions [member]
Statement [LineItems]
Summary of Preliminary Estimate of Fair Value of Net Assets Acquired and Reconciliation of Cash Flows
The preliminary allocation on the aggregated purchase prices to the fair value of the net assets acquired is as follows:

	2019
Total current assets (including cash acquired of Ps. 389)	Ps.	4,085
Total non-current assets		5,250

Total assets		9,335

Total liabilities		8,153

Net assets acquired		1,182

Goodwill		6,542

Non-controlling interest		(53)

Total consideration transferred		7,671

Amount to be paid		(147)
Cash acquired		(389)
Net cash paid		7,135

Summary of Selected Income Statement for Period from Acquisition Date
The income statement information of these acquisitions for the period from the acquisition date through to December 31, 2019 is as follows:

Income Statement	2019
Total revenues	Ps.	8,594
Income before income taxes		37
Net loss	Ps.	1